LKCM Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 93.7%		Shares	Value
Aerospace & Defense - 2.2%
BWX Technologies, Inc.		42,000	$7,743,540
TransDigm Group, Inc.		3,000	3,954,060
			11,697,600

Banks - 4.7%
Bank of America Corp.		180,000	9,286,200
JPMorgan Chase & Co.		50,000	15,771,500
			25,057,700

Beverages - 1.2%
Coca-Cola Co.		95,000	6,300,400

Biotechnology - 1.5%
Amgen, Inc.		28,000	7,901,600

Broadline Retail - 1.6%
Amazon.com, Inc. (a)		38,000	8,343,660

Capital Markets - 0.9%
S&P Global, Inc.		10,000	4,867,100

Chemicals - 4.8%
Ecolab, Inc.		55,000	15,062,300
Linde PLC		22,000	10,450,000
			25,512,300

Commercial Services & Supplies - 5.4%
Cintas Corp.		64,000	13,136,640
Waste Connections, Inc.		90,000	15,822,000
			28,958,640

Construction & Engineering - 3.5%
Fluor Corp. (a)		125,000	5,258,750
Valmont Industries, Inc.		35,000	13,570,550
			18,829,300

Construction Materials - 2.1%
Martin Marietta Materials, Inc.		18,000	11,345,040

Electrical Equipment - 2.9%
Emerson Electric Co.		75,000	9,838,500
Generac Holdings, Inc. (a)		35,000	5,859,000
			15,697,500

Electronic Equipment, Instruments & Components - 5.3%
Teledyne Technologies, Inc. (a)		25,000	14,651,000
Trimble, Inc. (a)		170,000	13,880,500
			28,531,500

Financial Services - 1.6%
Mastercard, Inc. - Class A		15,000	8,532,150

Health Care Equipment & Supplies - 2.2%
Alcon AG		60,000	4,470,600
Stryker Corp.		20,000	7,393,400
			11,864,000

Household Durables - 0.5%
Newell Brands, Inc.		500,000	2,620,000

Household Products - 2.0%
Kimberly-Clark Corp.		50,000	6,217,000
Procter & Gamble Co.		30,000	4,609,500
			10,826,500

Interactive Media & Services - 5.0%
Alphabet, Inc. - Class A - Class A		110,000	26,741,000

Machinery - 4.3%
Franklin Electric Co., Inc.		85,000	8,092,000
Toro Co.		80,000	6,096,000
Xylem, Inc./NY		60,000	8,850,000
			23,038,000

Marine Transportation - 1.2%
Kirby Corp. (a)		78,000	6,509,100

Metals & Mining - 1.2%
Wheaton Precious Metals Corp.		55,000	6,151,200

Oil, Gas & Consumable Fuels - 6.1%
Cameco Corp.		90,000	7,547,400
Chevron Corp.		42,500	6,599,825
ConocoPhillips Co.		100,000	9,459,000
Coterra Energy, Inc.		384,000	9,081,600
			32,687,825

Pharmaceuticals - 2.1%
Johnson & Johnson		30,000	5,562,600
Pfizer Inc.		220,000	5,605,600
			11,168,200

Semiconductors & Semiconductor Equipment - 5.2%
NVIDIA Corp.		150,000	27,987,000

Software - 14.1%
Microsoft Corp.		80,000	41,436,000
Oracle Corp.		120,000	33,748,800
			75,184,800

Specialty Retail - 5.3%
Academy Sports & Outdoors, Inc.		90,000	4,501,800
O'Reilly Automotive, Inc. (a)		120,000	12,937,200
The Home Depot, Inc.		26,500	10,737,535
			28,176,535

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.		96,000	24,444,480

Trading Companies & Distributors - 2.2%
FTAI Aviation Ltd.		70,000	11,680,200
TOTAL COMMON STOCKS (Cost $208,763,644)			500,653,330

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 5.7%			Value
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares - Institutional Class, 4.06%(b)		15,971,037	15,971,037
MSILF Government Portfolio - Institutional Class, 4.05%(b)		14,230,267	14,230,267
TOTAL SHORT-TERM INVESTMENTS (Cost $30,201,304)			30,201,304

TOTAL INVESTMENTS - 99.4% (Cost $238,964,948)			530,854,634
Other Assets in Excess of Liabilities - 0.6%			3,117,111
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$533,971,745
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at September 30, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$500,653,330	$–	$–	$500,653,330
Short-Term Investments	30,201,304	–	–	30,201,304
Total Investments*	$530,854,634	$–	$–	$530,854,634

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Equity Fund
Sector Classification
September 30, 2025 (Unaudited)

Sector:	% of Net Assets
Information Technology	29.2%
Industrials	21.7%
Materials	8.1%
Consumer Discretionary	7.4%
Financials	7.2%
Energy	6.1%
Health Care	5.8%
Communication Services	5.0%
Consumer Staples	3.2%
Cash & Others	6.3%
100%